Estimates, Significant Accounting Policies and Balance Sheet Detials (Intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer relationships, contracts and agreements (3 to 46 years) [Member]
Gross Carrying Amount	$ 5,067	$ 2,113
Accumulated Amortization	(464)	(256)
Patents (9 years) [Member]
Gross Carrying Amount	48	48
Accumulated Amortization	(11)	(6)
Trade Names (15 years) [Member]
Gross Carrying Amount	556	66
Accumulated Amortization	(15)	(12)
Other (1 to 15 years) [Member]
Gross Carrying Amount	36	7
Accumulated Amortization	(7)	(4)
Total Amortizable Intangible Assets [Member]
Gross Carrying Amount	5,707	2,234
Accumulated Amortization	(497)	(278)
Non-amortizable intangible assets - Trademarks [Member]
Gross Carrying Amount	316	294
Accumulated Amortization	0	0
Total intangible assets [Member]
Gross Carrying Amount	6,023	2,528
Accumulated Amortization	$ (497)	(278)
Maximum [Member] | Customer relationships, contracts and agreements (3 to 46 years) [Member]
Useful Lives	46 years
Maximum [Member] | Patents (9 years) [Member]
Useful Lives	9 years
Maximum [Member] | Trade Names (15 years) [Member]
Useful Lives	15 years
Maximum [Member] | Other (10 to 15 years) [Member]
Useful Lives	15 years
Minimum [Member] | Customer relationships, contracts and agreements (3 to 46 years) [Member]
Useful Lives	3 years
Minimum [Member] | Other (10 to 15 years) [Member]
Useful Lives	1 year
Depreciation And Amortization [Member]
Amortization of Intangible Assets	$ 212	$ 117	$ 65